Accounts Receivable and Other - Components of Other Receivables and Prepaid Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Receivables [Abstract]
Government authorities	$ 27,752	$ 26,112
Prepaid expenses	13,229	12,891
Due from related parties	14,371	9,835
Advances to suppliers	991	1,134
Interest receivable	311	143
Other	3,073	3,232
Other receivables and prepaid expenses	$ 59,727	$ 53,347